INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) $ in Millions	Jun. 30, 2023 USD ($)
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 119,780
Core
Disclosure of fair value measurement of assets [line items]
Investment properties	19,112
Transitional and Development [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	24,216
LP Investments and Other [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	75,496
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 956